Quarterly Holdings Report
for
Fidelity® International Capital Appreciation K6 Fund
January 31, 2026
IVFK6-NPRT1-0426
1.9883989.108
Common Stocks - 100.0%
	Shares	Value ($)
AUSTRIA - 1.7%
Financials - 1.7%
Banks - 1.7%
Erste Group Bank AG	278,027	36,086,744
BRAZIL - 3.1%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
MercadoLibre Inc (b)	14,254	30,614,599
Materials - 1.7%
Metals & Mining - 1.7%
Wheaton Precious Metals Corp	285,030	37,551,156
TOTAL BRAZIL		68,165,755
CANADA - 9.4%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cameco Corp	278,769	34,478,381
Financials - 1.2%
Capital Markets - 1.2%
Brookfield Asset Management Ltd Class A (United States) (a)	535,347	26,612,099
Industrials - 0.9%
Professional Services - 0.9%
Thomson Reuters Corp (a)	177,015	19,558,555
Information Technology - 4.2%
Electronic Equipment, Instruments & Components - 1.4%
Celestica Inc (United States) (b)	103,709	29,141,192
IT Services - 1.6%
Shopify Inc Class A (United States) (b)	255,690	33,554,199
Software - 1.2%
Constellation Software Inc/Canada	14,429	26,629,090
TOTAL INFORMATION TECHNOLOGY		89,324,481
Materials - 1.5%
Metals & Mining - 1.5%
Franco-Nevada Corp	143,750	33,649,524
TOTAL CANADA		203,623,040
CHINA - 3.0%
Communication Services - 3.0%
Interactive Media & Services - 3.0%
Tencent Holdings Ltd	854,352	65,667,039
DENMARK - 1.9%
Industrials - 1.9%
Air Freight & Logistics - 1.9%
DSV A/S	150,517	42,261,870
FRANCE - 4.6%
Consumer Discretionary - 1.3%
Textiles, Apparel & Luxury Goods - 1.3%
Hermes International SCA	11,976	28,803,180
Industrials - 3.3%
Aerospace & Defense - 1.9%
Safran SA	108,892	38,906,178
Electrical Equipment - 1.4%
Legrand SA	197,230	31,489,349
TOTAL INDUSTRIALS		70,395,527
TOTAL FRANCE		99,198,707
GERMANY - 9.0%
Financials - 3.0%
Banks - 1.5%
Commerzbank AG	789,686	32,471,724
Insurance - 1.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52,500	31,819,021
TOTAL FINANCIALS		64,290,745
Industrials - 4.3%
Aerospace & Defense - 2.2%
Rheinmetall AG	22,126	46,723,497
Electrical Equipment - 2.1%
Siemens Energy AG (b)	268,891	46,072,414
TOTAL INDUSTRIALS		92,795,911
Materials - 1.7%
Construction Materials - 1.7%
Heidelberg Materials AG	142,161	38,933,747
TOTAL GERMANY		196,020,403
INDIA - 6.4%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Bharti Airtel Ltd	1,259,864	27,049,689
Financials - 2.8%
Banks - 2.8%
HDFC Bank Ltd	2,952,306	29,919,410
ICICI Bank Ltd	1,994,548	29,499,001
TOTAL FINANCIALS		59,418,411
Industrials - 2.4%
Construction & Engineering - 1.3%
Larsen & Toubro Ltd	669,888	28,728,168
Transportation Infrastructure - 1.1%
Adani Ports & Special Economic Zone Ltd	1,568,538	24,287,415
TOTAL INDUSTRIALS		53,015,583
TOTAL INDIA		139,483,683
ISRAEL - 5.0%
Financials - 3.2%
Banks - 3.2%
Bank Hapoalim BM	1,422,926	35,287,959
Bank Leumi Le-Israel BM	1,421,632	34,274,373
TOTAL FINANCIALS		69,562,332
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Next Vision Stabilized Systems Ltd	439,324	39,529,451
TOTAL ISRAEL		109,091,783
JAPAN - 9.9%
Financials - 1.4%
Banks - 1.4%
Sumitomo Mitsui Financial Group Inc	884,300	31,118,916
Industrials - 4.0%
Industrial Conglomerates - 2.3%
Hitachi Ltd	1,457,837	50,587,142
Machinery - 1.7%
Mitsubishi Heavy Industries Ltd	1,241,928	36,567,253
TOTAL INDUSTRIALS		87,154,395
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
Advantest Corp	185,600	30,587,542
Disco Corp	76,690	32,689,158
Tokyo Electron Ltd	125,400	33,413,969
TOTAL INFORMATION TECHNOLOGY		96,690,669
TOTAL JAPAN		214,963,980
NETHERLANDS - 5.4%
Information Technology - 5.4%
Semiconductors & Semiconductor Equipment - 5.4%
ASM International NV	56,372	47,429,226
ASML Holding NV	48,044	68,890,582

TOTAL NETHERLANDS		116,319,808
SPAIN - 4.0%
Financials - 1.9%
Banks - 1.9%
Banco Santander SA	3,268,001	41,726,063
Utilities - 2.1%
Electric Utilities - 2.1%
Iberdrola SA	1,952,405	43,895,436
Iberdrola SA	26,745	599,964
TOTAL UTILITIES		44,495,400
TOTAL SPAIN		86,221,463
SWITZERLAND - 3.1%
Financials - 3.1%
Capital Markets - 1.5%
UBS Group AG	690,098	32,485,177
Insurance - 1.6%
Zurich Insurance Group AG	49,382	35,131,440
TOTAL SWITZERLAND		67,616,617
TAIWAN - 6.3%
Information Technology - 6.3%
Semiconductors & Semiconductor Equipment - 6.3%
Taiwan Semiconductor Manufacturing Co Ltd	2,469,101	136,120,341
UNITED KINGDOM - 8.1%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.8%
Compass Group PLC	391,435	11,737,350
InterContinental Hotels Group PLC	209,254	28,207,439
TOTAL CONSUMER DISCRETIONARY		39,944,789
Financials - 2.8%
Capital Markets - 1.5%
3i Group PLC	694,823	31,919,559
Insurance - 1.3%
Aviva PLC	3,233,980	28,135,526
TOTAL FINANCIALS		60,055,085
Industrials - 3.5%
Aerospace & Defense - 2.2%
Rolls-Royce Holdings PLC	2,787,007	46,590,331
Professional Services - 1.3%
RELX PLC	806,906	28,606,447
TOTAL INDUSTRIALS		75,196,778
TOTAL UNITED KINGDOM		175,196,652
UNITED STATES - 19.1%
Communication Services - 1.1%
Entertainment - 1.1%
Spotify Technology SA (b)	48,120	24,076,842
Financials - 6.0%
Capital Markets - 2.7%
Moody's Corp	52,456	27,044,215
S&P Global Inc	60,972	32,180,412
		59,224,627
Consumer Finance - 0.6%
American Express Co	39,500	13,910,715
Financial Services - 2.7%
Mastercard Inc Class A	54,231	29,219,121
Visa Inc Class A	88,904	28,611,974
		57,831,095
TOTAL FINANCIALS		130,966,437
Industrials - 6.3%
Aerospace & Defense - 1.4%
TransDigm Group Inc	21,246	30,329,515
Commercial Services & Supplies - 1.3%
Waste Connections Inc	165,772	27,733,163
Construction & Engineering - 1.4%
Ferrovial SE	438,803	29,658,106
Electrical Equipment - 2.2%
Schneider Electric SE	167,861	48,126,080
TOTAL INDUSTRIALS		135,846,864
Information Technology - 2.8%
Software - 2.8%
Cadence Design Systems Inc (b)	91,491	27,114,273
Synopsys Inc (b)	72,305	33,630,140
TOTAL INFORMATION TECHNOLOGY		60,744,413
Materials - 2.9%
Construction Materials - 2.9%
CRH PLC (United Kingdom)	254,541	30,950,042
Holcim AG	320,006	32,982,660
TOTAL MATERIALS		63,932,702
TOTAL UNITED STATES		415,567,258
TOTAL COMMON STOCKS (Cost $1,559,463,175)		2,171,605,143

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	16,683,173	16,686,509
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	25,162,924	25,165,440
TOTAL MONEY MARKET FUNDS (Cost $41,851,949)			41,851,949

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,601,315,124)	2,213,457,092
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(40,834,299)
NET ASSETS - 100.0%	2,172,622,793

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,518,970	125,602,856	130,434,457	117,987	(860)	-	16,686,509	16,683,173	0.0%
Fidelity Securities Lending Cash Central Fund	7,763,550	63,698,294	46,296,545	53,222	141	-	25,165,440	25,162,924	0.1%
Total	29,282,520	189,301,150	176,731,002	171,209	(719)	-	41,851,949

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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